Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Sep. 30, 2021	Jan. 18, 2021
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note					$ 300,000
Outstanding balance of related party note	$ 0		$ 0
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month	10,000		10,000
Expenses incurred and paid	30,000	$ 0	40,000
Related Party Loans
Related Party Transaction [Line Items]
Outstanding borrowings under the Working Capital Loans	0		0
Loan conversion agreement warrant	$ 1,500,000		$ 1,500,000	$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant	$ 1.00		$ 1.00	$ 1.00